LEGG MASON GLOBAL ASSET MANAGEMENT TRUST

LEGG MASON PARTNERS EQUITY TRUST

LEGG MASON PARTNERS INCOME TRUST

WESTERN ASSET FUNDS, INC.

SUPPLEMENT DATED MAY 10, 2021 TO THE

PROSPECTUSES OF EACH FUND LISTED IN SCHEDULE A

1a)	For each of the funds listed in Schedule A, the following disclosure is added to each fund’s Prospectus in the appendix titled “Appendix: Waivers and Discounts Available from Certain Service Agents”:

PFS INVESTMENTS INC. (“PFSI”)

Policies Regarding Fund Purchases Through PFSI

Effective on or after May 8, 2021, the following information supersedes all prior information with respect to transactions and positions held in fund shares purchased through PFSI and held on the mutual fund platform of its affiliate, Primerica Shareholder Services (“PSS”). Clients of PFSI (also referred to as “shareholders”) purchasing fund shares on the PSS platform are eligible only for the following share classes, sales charge discounts (also referred to as “breakpoints”) and waivers, which can differ from share classes, discounts and waivers described elsewhere in this prospectus or the related statement of additional information (“SAI”) or through another broker-dealer. In all instances, it is the shareholder’s responsibility to inform PFSI at the time of a purchase of all holdings of the Franklin Templeton and Legg Mason Funds on the PSS platform, or other facts qualifying the purchaser for discounts or waivers. PFSI may request reasonable documentation of such facts, and condition the granting of any discount or waiver on the timely receipt of such documents. Shareholders should contact PSS if they have questions regarding their eligibility for these discounts and waivers.

Breakpoints

•	Breakpoint pricing at dollar thresholds as described in the prospectus of the fund you are purchasing.

Rights of Accumulation (“ROA”)

•

The applicable sales charge on a purchase of Class A or Class A2 shares is determined by taking into account all share classes (except any assets held in group retirement plans) of the Franklin Templeton and Legg Mason Funds held by the shareholder on the PSS Platform. The inclusion of eligible fund family assets in the ROA calculation is dependent on the shareholder notifying PFSI of such assets at the time of calculation. No shares of the Franklin Templeton and Legg Mason Funds held by the shareholder away from the PSS platform, will be granted ROA with shares of any Franklin Templeton or Legg Mason Fund purchased on the PSS platform.

•

Any SEP IRA plan or SIMPLE IRA plan on the PSS platform will be defaulted to plan-level grouping for purposes of ROA, which allows each participating employee ROA with all other eligible shares held in plan accounts on the PSS platform. At any time, a participating employee may elect to exercise a one-time option to change grouping for purposes of ROA to shareholder- level grouping, which allows the plan account of the electing employee ROA with her other eligible holdings on the PSS platform, but not with all other eligible participant holdings in the plan. Eligible shares held in plan accounts electing shareholder-level grouping will not be available for purposes of ROA to plan accounts electing plan-level grouping.

•	ROA is determined by calculating the higher of cost minus redemptions or current market value (current shares x NAV).

Letter of Intent (“LOI”)

•

By executing a LOI, shareholders can receive the sales charge and breakpoint discounts for purchases shareholders intend to make over a 13-month period through PFSI, from the date PSS receives the LOI. The purchase price of the LOI is determined by calculating the higher of cost or market value of qualifying holdings at LOI initiation in combination with the dollar amount the shareholder intends to invest over a 13-month period to arrive at total investment for purposes of determining any breakpoint discount and the applicable front-end sales charge. Each purchase the shareholder makes during that 13-month period will receive the sales charge and breakpoint discount that applies to the projected total investment.

•

Only holdings of Franklin Templeton and Legg Mason Funds on the PSS platform are eligible for inclusion in the LOI calculation and the shareholder must notify PFSI of all eligible assets at the time of calculation.

•

Purchases made before the LOI is received by PSS are not adjusted under the LOI, and the LOI will not reduce any sales charge previously paid. Sales charges will be automatically adjusted if the total purchases required by the LOI are not met.

•

If an employer maintaining a SEP IRA plan and/or SIMPLE IRA plan on the PSS platform has elected to establish or change ROA for the IRA accounts associated with the plan to a plan-level grouping, LOIs will also be at the plan-level and may only be established by the employer.

Sales Charge Waivers

Sales charges are waived for the following shareholders and in the following situations:

•	Shares purchased through reinvestment of capital gains distributions and dividend reinvestment.

•

Shares purchased with the proceeds of redeemed shares of the same fund family so long as the following conditions are met: 1) the proceeds are from the sale of shares within 90 days of the purchase, and 2) the sale and purchase are made in the same share class and the same account or the purchase is made in an individual retirement account with proceeds from liquidations in a non-retirement account. Shareholders of Franklin Templeton or Legg Mason Funds on the PSS platform will not be permitted to redeem shares from either of those fund families and reinvest the proceeds in the other fund family at NAV or net asset value.

•

Shares exchanged into Class A or Class A2 shares from another share class so long as the exchange is into the same fund and was initiated at the discretion of PFSI. PFSI is responsible for any remaining CDSC due to the fund company, if applicable. Any future purchases are subject to the applicable sales charge as disclosed in the prospectus.

Exchanging between Franklin Templeton and Legg Mason Funds

•	Clients of PFSI that purchase Franklin Templeton or Legg Mason Funds on the PSS platform will not be permitted to exchange from one of those fund families to the other at NAV or net asset value.

SCHEDULE A

Fund	Date of Prospectus
LEGG MASON GLOBAL ASSET MANAGEMENT TRUST

BrandywineGLOBAL – Alternative Credit Fund	March 1, 2021
BrandywineGLOBAL – Diversified US Large Cap Value Fund	January 29, 2021
BrandywineGLOBAL – Dynamic US Large Cap Value Fund	January 29, 2021
BrandywineGLOBAL – Flexible Bond Fund	May 1, 2021
BrandywineGLOBAL – Global High Yield Fund	January 29, 2021

Fund	Date of Prospectus
BrandywineGLOBAL – Global Opportunities Bond Fund	May 1, 2021
BrandywineGLOBAL – Global Opportunities Bond Fund (USD Hedged)	May 1, 2021
BrandywineGLOBAL – Global Unconstrained Bond Fund	March 1, 2021
BrandywineGLOBAL – International Opportunities Bond Fund	May 1, 2021
ClearBridge Global Infrastructure Income Fund	January 29, 2021
ClearBridge International Growth Fund	March 1, 2021
ClearBridge Small Cap Fund	March 1, 2021
ClearBridge Value Trust	March 1, 2021
Martin Currie Emerging Markets Fund	January 29, 2021
Martin Currie International Unconstrained Equity Fund	September 30, 2020
QS Global Market Neutral Fund	January 29, 2021
QS International Equity Fund	January 29. 2021
QS Strategic Real Return Fund	January 29, 2021
QS U.S. Small Capitalization Equity Fund	May 1, 2021

LEGG MASON PARTNERS EQUITY TRUST

ClearBridge Aggressive Growth Fund	December 29, 2020
ClearBridge All Cap Value Fund	January 29, 2021
ClearBridge Appreciation Fund	March 1, 2021
ClearBridge Dividend Strategy Fund	May 1, 2021
ClearBridge International Small Cap Fund	January 29, 2021
ClearBridge International Value Fund	March 1, 2021
ClearBridge Large Cap Growth Fund	March 31, 2021
ClearBridge Large Cap Value Fund	March 1, 2021
ClearBridge Mid Cap Fund	March 1, 2021
ClearBridge Mid Cap Growth Fund	March 1, 2021
ClearBridge Select Fund	March 1, 2021
ClearBridge Small Cap Growth Fund	March 1, 2021
ClearBridge Small Cap Value Fund	January 29, 2021
ClearBridge Sustainability Leaders Fund	March 1, 2021
ClearBridge Tactical Dividend Income Fund	March 1, 2021
QS Conservative Growth Fund	June 1, 2020
QS Defensive Growth Fund	June 1, 2020
QS Global Dividend Fund	January 29, 2021
QS Global Equity Fund	March 1, 2021
QS Growth Fund	June 1, 2020
QS Moderate Growth Fund	June 1, 2020
QS U.S. Large Cap Equity Fund	March 31, 2021

LEGG MASON PARTNERS INCOME TRUST

Western Asset California Municipals Fund	June 30, 2020
Western Asset Corporate Bond Fund	May 1, 2021
Western Asset Emerging Markets Debt Fund	June 30, 2020
Western Asset Global High Yield Bond Fund	May 1, 2021
Western Asset Income Fund	November 25, 2020
Western Asset Intermediate Maturity California Municipals Fund	March 31, 2021
Western Asset Intermediate Maturity New York Municipals Fund	March 31, 2021
Western Asset Intermediate-Term Municipals Fund	August 1, 2020
Western Asset Managed Municipals Fund	June 30, 2020
Western Asset Massachusetts Municipals Fund	March 31, 2021
Western Asset Mortgage Total Return Fund	May 1, 2021
Western Asset Municipal High Income Fund	November 25, 2020
Western Asset New Jersey Municipals Fund	August 1, 2020
Western Asset New York Municipals Fund	August 1, 2020
Western Asset Oregon Municipals Fund	August 31, 2020
Western Asset Pennsylvania Municipals Fund	August 1, 2020

Fund	Date of Prospectus
Western Asset Short Duration High Income Fund	November 25, 2020
Western Asset Short Duration Municipal Income Fund	June 30, 2020
Western Asset Short-Term Bond Fund	May 1, 2021
Western Asset Ultra-Short Income Fund	September 30, 2020

WESTERN ASSET FUNDS, INC.

Western Asset Core Bond Fund	May 1, 2021
Western Asset Core Plus Bond Fund	May 1, 2021
Western Asset High Yield Fund	September 30, 2020
Western Asset Inflation Indexed Plus Bond Fund	May 1, 2021
Western Asset Intermediate Bond Fund	September 30, 2020
Western Asset Macro Opportunities Fund	March 1, 2021
Western Asset Total Return Unconstrained Fund	September 30, 2020

Please retain this supplement for future reference.

LMFX644009

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